UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2006

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
Address:  1700 East Putnam Avenue
          Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
Title:     Managing Member
Phone:     (203) 698-8800

Signature, Place and Date of Signing:


/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         November 14, 2006
---------------------------         -----------------         -----------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

------------------                  --------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                            --------------------------
Form 13F Information Table Entry Total:              37
                                            --------------------------
Form 13F Information Table Value Total:              419202
                                            --------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----

1        28-10619                   O'Malley, Jr., Thomas D.

                                 TITLE OF                           SHARES/   SH/ PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                CLASS       CUSIP       VALUE     PRN AMT   PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------          --------   ---------    --------   -------   --- ----  -------  --------    ----    ------    ----
ACE LTD.                          ORD       G0070K103        5473    100000   SH          X         1        100000
AETHER HLDGS INC.                 COM       00809C106        1485    250000   SH          X         1        250000
ALTRIA GROUP INC.                 COM       02209S103       23276    304058   SH          X         1        304058
AMERICAN MED SYS HLDGS INC.       COM       02744M108        1843    100000   SH          X         1        100000
AMERICAN TOWER CORP.              CL A      029912201       18250    500000   SH          X         1        500000
APPLE COMPUTER INC.               COM       037833100       11547    150000   SH          X         1        150000
ATLAS AIR WORLDWIDE HLDGS INC.    COM       049164205       15206    349405   SH          X         1        349405
BUILDING MATLS HLDG. CORP.        COM       120113105       15362    590400   SH          X         1        590400
CHESAPEAKE ENERGY CORP.           COM       165167107        9781    337500   SH          X         1        337500
CHEVRON CORP.                     COM       166764100        6486    100000   SH          X         1        100000
CONOCOPHILLIPS                    COM       20825C104       14883    250000   SH          X         1        250000
CROWN CASTLE INTL CORP.           COM       228227104       10572    300000   SH          X         1        300000
DADE BEHRING HLDGS  INC.          COM       23342J206       20219    503472   SH          X         1        503472
DEVON ENERGY CORP.                COM       25179M103        6315    100000   SH          X         1        100000
                                  UNIT
                                  TRUST
ENERPLUS RES FD                   G         29274D604       12588    250300   SH          X         1        250300
EXXON MOBIL CORP.                 COM       30231G102       13420    200000   SH          X         1        200000
FOOT LOCKER INC.                  COM       344849104       31416   1244200   SH          X         1       1244200
GENTEK INC.                       COM       37245X203       12179    441099   SH          X         1        441099
HESS CORP.                        COM       42809H107        2071     50000   SH          X         1         50000
KRISPY KREME DOUGHNUTS INC.       COM       501014104        6724    830102   SH          X         1        830102
MASTERCARD INC.                   COM       57636Q104        7035    100000   SH          X         1        100000
MIRANT CORP.                      COM       60467R100       27720   1015000   SH          X         1       1015000
MURPHY OIL CORP.                  COM       626717102        5944    125000   SH          X         1        125000
NII HOLDINGS INC.                 CLB       62913F201       24864    400000   SH          X         1        400000
OCCIDENTAL PETE CORP. DEL         COM       674599105        2406     50000   SH          X         1         50000
PANTRY INC.                       COM       698657103        3723     66050   SH          X         1         66050
PHELPS DODGE CORP.                COM       717265102        6353     75000   SH          X         1         75000
RESEARCH IN MOTION LTD.           COM       760975102       30795    300000   SH          X         1        300000
ST. JUDE MED. INC.                COM       790849103       13940    395000   SH          X         1        395000
SBA COMMUNICATIONS  CORP          COM       78388J106       13029    535500   SH          X         1        535500
SERVICES ACQUISITION CORP.        COM       817628100        2709    304371   SH          X         1        304371
SYMANTEC CORP.                    COM       871503108        3192    150000   SH          X         1        150000
TRANSOCEAN INC.                   ORD       G90078109       16477    225000   SH          X         1        225000
TYCO INTL. LTD.                   COM       902124106        2799    100000   SH          X         1        100000
3 COM CORP.                       COM       885535104        8820   2000000   SH          X         1       2000000
VALERO ENERGY CORP.               COM       91913Y100        5147    100000   SH          X         1        100000
XL CAP LTD.                       CLA       G98255105        5153     75000   SH          X         1         75000
TOTAL                                                      419202